UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	48 Wall Street, 22nd Floor New York, NY 10005

Name and address of agent for service:	Alan M. Mandel AST Fund Solutions, LLC 48 Wall Street, 22nd Floor New York, NY 10005

Registrant’s telephone number, including area code:	212-493-6986

Date of fiscal year end:	03/31/2019

Date of reporting period:	06/30/2018

Item 1. Schedule of Investments

The Asia Pacific Fund, Inc.

Schedule of Investments

As of June 30, 2018 (unaudited)

	Shares	Value (USD)
LONG-TERM INVESTMENTS 96.9%
COMMON STOCKS 94.5%
CHINA (INCLUDING HONG KONG AND MACAU SARS) 65.3%
BOC Aviation Ltd. (Industrials)	500,400	3,109,322
BOC Hong Kong Holdings Ltd. (Banking)	158,000	744,124
CGN New Energy Holdings Co. Ltd. (Utilities)	2,348,000	415,994
China Communications Construction Co. Ltd. (Class "H" Shares) (Industrials)	666,000	643,454
China Construction Bank Corp. (Class "H" Shares) (Banking)	8,985,000	8,302,902
China Lilang Ltd. (Consumer Discretionary)	2,714,000	3,895,131
China Longyuan Power Group Corp. Ltd. (Class "H" Shares) (Utilities)	1,458,000	1,174,488
China Machinery Engineering Corp. (Class "H" Shares) (Industrials)	2,515,000	1,205,312
China Mobile Ltd. (Telecommunication Services)	62,000	550,806
China Resources Power Holdings Co. Ltd. (Utilities)	2,254,622	3,971,510
China State Construction International Holdings Ltd. (Industrials)	1,538,000	1,578,069
China Tian Lun Gas Holdings Ltd. (Utilities)	354,000	333,894
China Vanke Co. Ltd. (Class "H" Shares) (Real Estate)	222,500	778,478
China Yongda Automobiles Services Holdings Ltd. (Consumer Discretionary)	3,630,500	3,567,752
China ZhengTong Auto Services Holdings Ltd. (Consumer Discretionary)	1,362,500	908,264
Chongqing Rural Commercial Bank Co. Ltd. (Class "H" Shares) (Banking)	1,344,000	800,000
Chow Sang Sang Holdings International Ltd. (Consumer Discretionary)	635,000	1,223,769
CIFI Holdings Group Co. Ltd. (Real Estate)	2,192,000	1,394,167
CK Asset Holdings Ltd. (Real Estate)	371,156	2,947,259
Convenience Retail Asia Ltd. (Consumer Staples)	1,582,000	671,467
CSI Properties Ltd. (Real Estate)	30,740,000	1,821,926
EGL Holdings Co. Ltd. (Consumer Discretionary)	1,424,000	181,503
Far East Consortium International Ltd. (Real Estate)	6,788,162	4,040,573
Far East Horizon Ltd. (Financials)	4,192,000	4,066,116
FSE Engineering Holdings Ltd. (Industrials)	1,845,000	639,645
Golden Eagle Retail Group Ltd. (Consumer Discretionary)	610,000	733,966
Goldpac Group Ltd. (Information Technology)	4,168,000	1,057,194
Great Wall Motor Co. Ltd. (Class "H" Shares) (Consumer Discretionary)	636,500	486,770
Guangdong Provincial Expressway Development Co. Ltd. (Class "B" Shares) (Industrials)	888,499	702,138
Haier Electronics Group Co. Ltd. (Consumer Discretionary)	232,000	793,974
Haitian International Holdings Ltd. (Industrials)	1,044,000	2,464,423
HKBN Ltd. (Telecommunication Services)	1,686,500	2,596,732
Hopefluent Group Holdings Ltd. (Real Estate)	2,152,000	927,113
Huayu Automotive Systems Co. Ltd. (Class "A" Shares) (Consumer Discretionary)	243,499	871,779
Jinmao Hotel and Jinmao China Hotel Investments and Management Ltd. (Real Estate)	1,149,500	659,319
Lee & Man Chemical Co. Ltd. (Materials)	1,954,000	1,524,228
Longfor Properties Co. Ltd. (Real Estate)	2,402,500	6,476,608
Midea Group Co. Ltd. (Class "A" Shares) (Consumer Discretionary)	313,800	2,473,342
Nameson Holdings Ltd. (Consumer Discretionary)	4,582,000	689,145
PetroChina Co. Ltd. (Class "H" Shares) (Energy)	1,776,000	1,351,422
PICC Property & Casualty Co. Ltd. (Class "H" Shares) (Insurance)	273,000	294,727
Ping An Insurance Group Co. of China Ltd. (Class "H" Shares) (Insurance)	507,000	4,665,723
Qingdao Haier Co. Ltd. (Class "A" Shares) (Consumer Discretionary)	654,900	1,903,819
Qingdao Port International Co. Ltd. (Class "H" Shares) (Industrials)	5,212,000	3,906,210
Shanghai Pharmaceuticals Holding Co. Ltd. (Class "H" Shares) (Health Care)	847,700	2,339,235
SITC International Holdings Co. Ltd. (Industrials)	3,429,000	3,824,277
Skyworth Digital Holdings Ltd. (Consumer Discretionary)	1,639,699	731,486
SmarTone Telecommunications Holdings Ltd. (Telecommunication Services)	418,500	432,070
Springland International Holdings Ltd. (Consumer Staples)	862,000	228,531
Times China Holdings Ltd. (Real Estate)	2,207,000	3,274,381
TK Group Holdings Ltd. (Industrials)	3,142,000	2,683,211
Transtech Optelecom Science Holdings Ltd.* (Information Technology)	1,048,000	361,997
Wonderful Sky Financial Group Holdings Ltd. (Consumer Discretionary)	3,244,000	492,041
Zhejiang Expressway Co. Ltd. (Class "H" Shares) (Industrials)	224,000	199,857
		98,111,643

Schedule of Investments

As of June 30, 2018 (unaudited) continued

INDONESIA 5.5%
PT Acset Indonusa Tbk (Industrials)	5,258,400	877,011
PT Bank Pan Indonesia Tbk* (Banking)	6,279,300	372,464
PT Bekasi Fajar Industrial Estate Tbk (Real Estate)	40,649,400	709,166
PT BFI Finance Indonesia Tbk (Financials)	10,051,300	476,963
PT Cikarang Listrindo Tbk (Utilities)	2,867,300	236,107
PT Garuda Maintenance Facility Aero Asia* (Industrials)	16,562,200	342,108
PT Indosat Tbk (Telecommunication Services)	2,947,900	654,175
PT Link Net Tbk (Telecommunication Services)	2,520,300	772,095
PT Panin Financial Tbk* (Insurance)	52,682,500	749,981
PT PP Persero Tbk (Industrials)	4,867,200	677,604
PT Puradelta Lestari Tbk (Real Estate)	28,130,100	251,267
PT Total Bangun Persada Tbk (Industrials)	5,582,900	243,497
PT Ultrajaya Milk Industry & Trading Co. Tbk (Consumer Staples)	3,318,200	312,601
PT Waskita Karya Persero Tbk (Industrials)	5,428,700	729,257
PT XL Axiata Tbk* (Telecommunication Services)	5,226,500	919,105
		8,323,401
MALAYSIA 0.6%
CB Industrial Product Holding Bhd (Industrials)	552,800	176,535
Mah Sing Group Bhd (Real Estate)	2,554,425	676,627
		853,162
PHILIPPINES 1.0%
EEI Corp.* (Industrials)	510,200	105,161
Megaworld Corp. (Real Estate)	2,643,000	211,965
Metropolitan Bank & Trust Co. (Banking)	712,696	980,220
Pryce Corp.* (Energy)	1,989,900	221,856
		1,519,202
SINGAPORE 2.5%
Asian Pay Television Trust (Consumer Discretionary)	1,435,800	426,788
CapitaLand Retail China Trust (REIT)	458,973	512,029
China Jinjiang Environment Holding Co. Ltd. (Utilities)	100,900	34,806
City Developments Ltd. (Real Estate)	47,700	382,650
DBS Group Holdings Ltd. (Banking)	94,200	1,839,752
Propnex Ltd.* (Real Estate)	308,515	147,182
Viva Industrial Trust (Real Estate)	699,500	449,220
		3,792,427
SOUTH KOREA 7.7%
Amotech Co. Ltd.* (Information Technology)	8,086	239,061
BGF Retail Co. Ltd. (Consumer Staples)	15,308	2,678,385
DB Insurance Co. Ltd. (Insurance)	36,664	1,940,939
Fila Korea Ltd. (Consumer Discretionary)	73,525	2,219,934
Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	45,137	1,364,842
Kangwon Land, Inc. (Consumer Discretionary)	46,589	1,093,138
KoMiCo Ltd. (Information Technology)	9,712	247,920
Lotte Confectionery Co. Ltd. (Consumer Staples)	1,666	270,566
Samyang Packaging Corp.* (Materials)	41,373	608,809
TechWing, Inc. (Information Technology)	36,605	489,380
V One Tech Co. Ltd.* (Information Technology)	11,407	338,269
		11,491,243
TAIWAN 8.9%
Basso Industry Corp. (Consumer Discretionary)	383,000	817,794
Chipbond Technology Corp. (Information Technology)	150,000	311,429
FLEXium Interconnect, Inc.* (Information Technology)	531,178	1,637,691
Fubon Financial Holding Co. Ltd. (Financials)	911,000	1,526,874
Kerry TJ Logistics Co. Ltd. (Industrials)	403,000	525,419
King Yuan Electronics Co. Ltd. (Information Technology)	1,721,000	1,566,418
MediaTek, Inc. (Information Technology)	76,000	747,823
Parade Technologies Ltd. (Information Technology)	29,000	487,003
Powertech Technology, Inc. (Information Technology)	107,000	310,593
Primax Electronics Ltd. (Information Technology)	175,000	354,724
Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	599,000	4,253,522
TURVO International Co. Ltd. (Industrials)	223,000	789,937
		13,329,227

The Asia Pacific Fund, Inc. 2

The Asia Pacific Fund, Inc.

Schedule of Investments

As of June 30, 2018 (unaudited)

THAILAND 1.5%
AP Thailand PCL (Real Estate)	3,073,200	756,009
Asia Aviation PCL NVDR (Industrials)	868,200	131,030
Bangkok Bank PCL NVDR (Banking)	106,500	628,456
Supalai PCL (Real Estate)	959,600	680,670
		2,196,165
UNITED KINGDOM 1.5%
HSBC Holdings PLC (Banking)	248,000	2,326,501

TOTAL COMMON STOCKS (cost $132,807,841)		141,942,971

PREFERENCE STOCKS 2.3%
MALAYSIA 0.0%
SP Setia Berhad* (Real Estate)	192,160	40,435
		40,435
SOUTH KOREA 2.3%
Samsung Electronics Co. Ltd. (Information Technology)	102,100	3,449,138
		3,449,138
TOTAL PREFERENCE STOCKS (cost $2,745,612)
		3,489,573
WARRANTS 0.1%
MALAYSIA 0.0%
Mah Sing Group Bhd, expiring 02/21/20* (Real Estate)	423,637	6,292
		6,292
SINGAPORE 0.0%
Ezion Holdings Ltd., expiring 04/24/20* (Energy)	286,063	1,470
		1,470
THAILAND 0.1%
Supalai Public Company Ltd., expiring 10/20/18* (Real Estate)	239,900	138,306
		138,306

TOTAL WARRANTS (cost $89,239)		146,068

TOTAL LONG-TERM INVESTMENTS (cost $135,642,692)
		145,578,612
SHORT-TERM INVESTMENT 0.8%
MONEY MARKET MUTUAL FUND
Blackrock Federal Fund Institutional (cost $1,192,343)
	1,192,343	1,192,343
TOTAL INVESTMENTS 97.7% (cost $136,835,035)
		146,770,955
Other assets in excess of liabilities 2.3%		3,381,412

NET ASSETS 100.0%		$150,152,367

*	Non-income producing security.

The following abbreviation is used in the quarterly report:

REIT Real Estate Investment Trusts

Schedule of Investments

As of June 30, 2018 (unaudited) continued

Fair Value Measurements:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1--unadjusted quoted prices generally in active markets for identical securities.

Level 2--quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3--unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
China (including Hong Kong and Macau SARs)	$98,111,643	$—	$—
Indonesia	8,323,401	—	—
Malaysia	853,162	—	—
Philippines	1,519,202	—	—
Singapore	3,645,245	147,182	—
South Korea	11,491,243	—	—
Taiwan	13,329,227	—	—
Thailand	2,196,165	—	—
United Kingdom	2,326,501	—	—
Preference Stocks
Malaysia	—	40,435	—
South Korea	3,449,138	—	—
Warrants
Malaysia	6,292	—	—
Singapore	—	1,470	—
Thailand	138,306	—	—
Money Market Mutual Fund	1,192,343	—	—
Total	$146,581,868	$189,087	$—

During the period, there were transfers from Level 1 to 2 of $43,718 and Level 2 to Level 1 of -$126,674,579 to report.

Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows :
Real Estate	17.8
Industrials	17.0
Consumer Discretionary	15.7
Banking	10.7
Information Technology	10.6
Insurance	6.0
Utilities	4.1
Financials	4.0
Telecommunication Services	3.9
Consumer Staples	2.8
Health Care	1.6
Materials	1.4
Energy	1.0
Money Market Mutual Fund	0.8
REIT	0.3
97.7
Other assets in excess of liabilities	2.3
100.0%

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date and is in compliance FASB ASC 820-10-50. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which specified fair valuation responsibilities have been delegated to the Investment Manager, Value Partners Hong Kong Limited. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities, other assets and liabilities under specified circumstances. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks and preference shares, exchange traded funds, and derivative instruments such as futures or options that are traded on a securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event that no sale or official closing price on the valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in absence of an ask price. These securities are classified as Level 2 of the fair value hierarchy.

For common stocks and preference shares traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset value on the date of valuation.

Securities, other assets and liabilities that cannot be priced using the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange.

Subsequent Event

On August 1, 2018, the Fund announced that its Board of Directors (the "Board") will submit a proposal to stockholders to liquidate the Fund at the Fund's 2018 Annual Meeting of Stockholders, to be held on October 12, 2018. In the event that Fund stockholders do not vote to liquidate the Fund at the 2018 Annual Meeting of Stockholders, the Board has committed to resubmitting the liquidation proposal at subsequent annual meetings thereafter, to continually give Fund stockholders the opportunity to consider the Fund's future existence.

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Secretary

Date August 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ King Lun Au
King Lun Au
President and Principal Executive Officer

Date August 7, 2017

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Principal Financial Officer

Date August 7, 2017

*	Print the name and title of each signing officer under his or her signature.